Accumulated other comprehensive loss (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive loss [Abstract]
Foreign exchange loss	(769)	(796)
Pension and other postretirement benefit plans	(2,076)	(920)
Derivative instruments (Note 18)	6	7
Accumulated other comprehensive loss	(2,839)	(1,709)	(948)
Components of Other comprehensive income (loss) and related tax effects [Abstract]
Accumulated other comprehensive loss - Balance at January 1	(1,709)	(948)	(155)
Other comprehensive income (loss):
Foreign exchange gain (loss) (net of income tax (expense) recovery of $19, $(53) and $(131), for 2011, 2010 and 2009, respectively)	27	(68)	(153)
Pension and other postretirement benefit plans (net of income tax (expense) recovery of $401, $241 and $223, for 2011, 2010 and 2009, respectively)	(1,156)	(692)	(640)
Derivative instruments (net of income tax recovery of $1, nil and nil for 2011, 2010 and 2009, respectively)	(1)	(1)	0
Other comprehensive income (loss)	(1,130)	(761)	(793)
Accumulated other comprehensive loss	(2,839)	(1,709)	(948)
Income tax (expense) recovery on foreign exchange gain (loss)	19	(53)	(131)
Income tax (expense) recovery on pension and other postretirement benefit plans	401	241	223
Income tax (expense) recovery on derivative instruments	1	0	0